UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31/10
Date of reporting period:	3/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2011 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--11.8%
Best Buy	66,400	1,907,008
Gap	164,375	3,724,737
Limited Brands	108,850	3,578,988
McDonald's	26,775	2,037,310
McGraw-Hill	69,850	2,752,090
New York Times, Cl. A	269,450a	2,551,692
Starbucks	114,600	4,234,470
Target	40,300	2,015,403
TJX	74,625	3,711,101
Weight Watchers International	27,875	1,954,038
		28,466,837
Consumer Staples--11.0%
Church & Dwight	41,400	3,284,676
Costco Wholesale	69,800	5,117,736
Estee Lauder, Cl. A	15,800	1,522,488
Hershey	49,200	2,674,020
Kimberly-Clark	20,475	1,336,403
PepsiCo	46,600	3,001,506
Procter & Gamble	97,925	6,032,180
Whole Foods Market	56,550	3,726,645
		26,695,654
Energy--7.0%
Cenovus Energy	74,525	2,934,794
Devon Energy	48,850	4,482,964
Exterran Holdings	101,800a,b	2,415,714
Forest Oil	86,300a	3,264,729
ION Geophysical	96,400a,b	1,223,316
Nexen	91,625	2,283,295
Venoco	23,923a	408,844
		17,013,656
Financial--13.7%
Berkshire Hathaway, Cl. B	34,300a	2,868,509
Comerica	72,300	2,654,856
Discover Financial Services	93,000	2,243,160
First Horizon National	175,820	1,970,942
Franklin Resources	21,200	2,651,696
International Bancshares	120,450	2,209,053
Investment Technology Group	79,750a	1,450,653
Nasdaq OMX Group	75,800a	1,958,672
PNC Financial Services Group	67,150	4,229,779
State Street	39,300	1,766,142
T. Rowe Price Group	44,700	2,968,974
Travelers	42,350	2,518,978
Waddell & Reed Financial, Cl. A	87,350	3,547,284
		33,038,698
Health Care--12.6%
Aetna	87,950	3,291,969
Allergan	20,150	1,431,053
Amgen	56,975a	3,045,314
AstraZeneca, ADR	41,950b	1,934,734
Becton Dickinson & Co.	30,875	2,458,267
Biogen Idec	37,500a	2,752,125
Bristol-Myers Squibb	137,900	3,644,697
Gilead Sciences	59,850a	2,540,034
Humana	41,800a	2,923,492
Kinetic Concepts	44,700a	2,432,574
Life Technologies	53,100a	2,783,502
Novartis, ADR	22,600	1,228,310
		30,466,071
Industrial--8.9%
3M	27,350	2,557,225
Brink's	40,650	1,345,921
Cummins	16,100	1,764,882
Donaldson	22,525	1,380,557
Emerson Electric	83,725	4,892,052

Equifax	38,050	1,478,242
General Electric	180,600	3,621,030
Ryder System	37,825	1,913,945
United Technologies	29,775	2,520,454
		21,474,308
Materials--5.6%
Alcoa	289,100	5,102,615
Domtar	28,900	2,652,442
Ecolab	74,300	3,790,786
Schnitzer Steel Industries, Cl. A	30,050	1,953,551
		13,499,394
Technology--23.9%
Accenture, Cl. A	84,100	4,622,977
Apple	20,350a	7,090,957
Avnet	44,375a	1,512,744
CA	74,750	1,807,455
Cisco Systems	93,675	1,606,526
EMC	168,225a	4,466,374
Google, Cl. A	8,950a	5,246,579
Intel	169,550	3,419,823
International Business Machines	46,475	7,578,678
Microsoft	318,600	8,079,696
National Semiconductor	104,525	1,498,889
Oracle	106,675	3,559,745
QUALCOMM	70,425	3,861,403
Symantec	76,950a	1,426,653
Western Union	90,325	1,876,050
		57,654,549
Telecommunications--1.4%
Metropcs Communications	214,800a	3,488,352
Utilities--3.0%
Consolidated Edison	35,800	1,815,776
NextEra Energy	26,600	1,466,192
Sempra Energy	55,650	2,977,275
WGL Holdings	26,575	1,036,425
		7,295,668
Total Common Stocks
(cost $195,021,471)		239,093,187

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,564,000)	2,564,000[c]	2,564,000

Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,932,081)	3,932,081[c]	3,932,081

Total Investments (cost $201,517,552)	101.6%	245,589,268
Liabilities, Less Cash and Receivables	(1.6%)	(3,943,191)
Net Assets	100.0%	241,646,077

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $3,794,862 and the value of the collateral held by the fund was $3,932,081.
c Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $201,517,552. Net unrealized appreciation on investments was $44,071,716 of which $51,340,972 related to appreciated investment securities and $7,269,2 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	23.9
Financial	13.7
Health Care	12.6
Consumer Discretionary	11.8
Consumer Staples	11.0

Industrial	8.9
Energy	7.0
Materials	5.6
Utilities	3.0
Money Market Investment	2.7
Telecommunications	1.4
101.6
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	230,712,054	-	-	230,712,054
Equity Securities - Foreign+	8,381,133	-	-	8,381,133
Mutual Funds	6,496,081	-	-	6,496,081

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)